Securitizations And Variable Interest Entities (Fair Value Of Retained Interests) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Government And Government Agency Bonds [Member] USD ($)	Sep. 30, 2011 Government And Government Agency Bonds [Member] JPY (¥)	Mar. 31, 2011 Government And Government Agency Bonds [Member] JPY (¥)	Sep. 30, 2011 Bank And Corporate Debt Securities [Member] USD ($)	Sep. 30, 2011 Bank And Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Bank And Corporate Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Mortgage And Mortgage-Backed Securities [Member] USD ($)	Sep. 30, 2011 Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Mar. 31, 2011 Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Sep. 30, 2011 Level 2 [Member] USD ($)	Sep. 30, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Sep. 30, 2011 Level 2 [Member] Government And Government Agency Bonds [Member] USD ($)	Sep. 30, 2011 Level 2 [Member] Government And Government Agency Bonds [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Government And Government Agency Bonds [Member] JPY (¥)	Sep. 30, 2011 Level 3 [Member] USD ($)	Sep. 30, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Sep. 30, 2011 Level 3 [Member] Bank And Corporate Debt Securities [Member] USD ($)	Sep. 30, 2011 Level 3 [Member] Bank And Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Bank And Corporate Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Level 3 [Member] Mortgage And Mortgage-Backed Securities [Member] USD ($)	Sep. 30, 2011 Level 3 [Member] Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Sep. 30, 2011 Investment Grade [Member] USD ($)	Sep. 30, 2011 Investment Grade [Member] JPY (¥)	Mar. 31, 2011 Investment Grade [Member] JPY (¥)	Sep. 30, 2011 Investment Grade [Member] Government And Government Agency Bonds [Member] USD ($)	Sep. 30, 2011 Investment Grade [Member] Government And Government Agency Bonds [Member] JPY (¥)	Mar. 31, 2011 Investment Grade [Member] Government And Government Agency Bonds [Member] JPY (¥)	Sep. 30, 2011 Investment Grade [Member] Mortgage And Mortgage-Backed Securities [Member] USD ($)	Sep. 30, 2011 Investment Grade [Member] Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Mar. 31, 2011 Investment Grade [Member] Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Sep. 30, 2011 Other [Member] USD ($)	Sep. 30, 2011 Other [Member] JPY (¥)	Mar. 31, 2011 Other [Member] JPY (¥)	Sep. 30, 2011 Other [Member] Government And Government Agency Bonds [Member] USD ($)	Sep. 30, 2011 Other [Member] Government And Government Agency Bonds [Member] JPY (¥)	Mar. 31, 2011 Other [Member] Government And Government Agency Bonds [Member] JPY (¥)	Sep. 30, 2011 Other [Member] Bank And Corporate Debt Securities [Member] USD ($)	Sep. 30, 2011 Other [Member] Bank And Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Other [Member] Bank And Corporate Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Other [Member] Mortgage And Mortgage-Backed Securities [Member] USD ($)	Sep. 30, 2011 Other [Member] Mortgage And Mortgage-Backed Securities [Member] JPY (¥)
Type of transferred assets	$ 1.69	¥ 130.00	¥ 199.00	$ 1.66	¥ 128.00	¥ 197.00	$ 0	¥ 0	¥ 0	$ 0.03	¥ 2.00	¥ 2.00	$ 1.66	¥ 128.00	¥ 197.00	$ 1.66	¥ 128.00	¥ 197.00	$ 0.03	¥ 2.00	¥ 2.00	$ 0	¥ 0	¥ 0	$ 0.03	¥ 2.00	¥ 2.00	$ 1.63	¥ 125.00	¥ 196.00	$ 1.60	¥ 123.00	¥ 194.00	$ 0.03	¥ 2.00	¥ 2.00	$ 0.06	¥ 5.00	¥ 3.00	$ 0.06	¥ 5.00	¥ 3.00	$ 0	¥ 0	¥ 0	$ 0	¥ 0